DESCRIPTION OF BUSINESS	6 Months Ended
Jun. 30, 2026
Description of Business [Abstract]
DESCRIPTION OF BUSINESS	DESCRIPTION OF BUSINESS
International General Insurance Holdings Ltd. is an exempted company registered and incorporated in Bermuda under the Companies Act of 1981 on October 28, 2019, and its registered office is at Clarendon House, 2 Church Street, Hamilton, HM11, Bermuda.
The principal activities of International General Insurance Holdings Ltd. are to provide insurance and reinsurance on a worldwide basis through its principal wholly owned subsidiaries and branches, including International General Insurance Co. Ltd., International General Insurance Company (UK) Limited, International General Insurance Company (Europe) Ltd., International General Insurance Company (Dubai) Ltd., IGI Nordic AS and International General Insurance Co. Ltd – Labuan Branch. International General Insurance Holdings Ltd. and its subsidiaries operate in Bermuda, the United Kingdom, Jordan, Morocco, Malaysia, Malta, Norway, United Arab Emirates and the Cayman Islands. International General Insurance Holdings Ltd. and its subsidiaries and branches are collectively referred to hereinafter as the Company or the Group.